Stock Plans - Options Year of Grant (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period	9	[1]	9	[1]	10	[1]
Fair value of awards vested during the year	9		11		11
Unrecognized compensation cost on nonvested awards at end of period	7
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Valuation method used in calculating compensation cost	Black-Scholes option-pricing model
Stock Option Plans [Member] | Granted Year 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period	1	[1]	5	[1]
Fair value per unit at grant date (in dollars per share)	8.52
Fair value of awards vested during the year	2		0
Unrecognized compensation cost on nonvested awards at end of period	2
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	2.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant price	47.47
Expected stock price volatility	23.00%	[2]
Expected term (years)	5 years 5 months	[3]
Risk-free interest rate	1.41%	[4]
Dividend rate per share (in dollars per share)	0.86	[5]
Stock Option Plans [Member] | Granted Year 2012 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period	1	[1]	2	[1]	4	[1]
Fair value per unit at grant date (in dollars per share)	7.74
Fair value of awards vested during the year	2		2		0
Unrecognized compensation cost on nonvested awards at end of period	1
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	1.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant price	38.35
Expected stock price volatility	26.00%	[2]
Expected term (years)	5 years 5 months	[3]
Risk-free interest rate	1.33%	[4]
Dividend rate per share (in dollars per share)	0.75	[5]
Stock Option Plans [Member] | Granted Year 2011 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period	1	[1]	1	[1]	2	[1]
Fair value per unit at grant date (in dollars per share)	7.83
Fair value of awards vested during the year	3		3		2
Unrecognized compensation cost on nonvested awards at end of period	0
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant price	34.47
Expected stock price volatility	26.00%	[2]
Expected term (years)	5 years 4 months	[3]
Risk-free interest rate	2.53%	[4]
Dividend rate per share (in dollars per share)	0.65	[5]
Stock Option Plans [Member] | Granted Year 2010 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period	0	[1]	1	[1]	2	[1]
Fair value per unit at grant date (in dollars per share)	6.55
Fair value of awards vested during the year	2		2		2
Unrecognized compensation cost on nonvested awards at end of period	0
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant price	27.38
Expected stock price volatility	28.00%	[2]
Expected term (years)	5 years 5 months	[3]
Risk-free interest rate	2.44%	[4]
Dividend rate per share (in dollars per share)	0.54	[5]
Stock Option Plans [Member] | Granted Year 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period			0	[1]	2	[1]
Fair value per unit at grant date (in dollars per share)	6.30
Fair value of awards vested during the year			4		4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant price	21.07
Expected stock price volatility	39.00%	[2]
Expected term (years)	5 years 4 months	[3]
Risk-free interest rate	1.97%	[4]
Dividend rate per share (in dollars per share)	0.51	[5]
Stock Option Plans [Member] | Granted Year 2008 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period					0	[1]
Fair value per unit at grant date (in dollars per share)	6.22
Fair value of awards vested during the year					3
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant price	24.25
Expected stock price volatility	27.00%	[2]
Expected term (years)	5 years 4 months	[3]
Risk-free interest rate	3.58%	[4]
Dividend rate per share (in dollars per share)	0.46	[5]
Stock Option Plans [Member] | Granted Year 2014 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Valuation And Expense Information Stock Option Awards By Year Of Grant [Line Items]
Stock-based compensation expense recognized over requisite service period	6	[1]
Fair value per unit at grant date (in dollars per share)	11.09
Fair value of awards vested during the year	0
Unrecognized compensation cost on nonvested awards at end of period	4
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	3.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant price	58.74
Expected stock price volatility	23.00%	[2]
Expected term (years)	5 years 5 months	[3]
Risk-free interest rate	1.51%	[4]
Dividend rate per share (in dollars per share)	1.00	[5]

[1]	Compensation cost is based on the grant date fair value using the Black-Scholes option-pricing model that uses the assumptions at the grant date.
[2]	Based on the average of the historical volatility of the Company's stock over a period commensurate with the expected term of the award and the implied volatility from traded options on the Company's stock.
[3]	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to estimate option exercise and employee termination, and groups of employees that have similar historical exercise behavior are considered separately.
[4]	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
[5]	Based on the annualized dividend rate.